Translation reserve Translation reserve table (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Reserve of exchange differences on translation, continuing hedges	€ 15,800,000	€ 12,400,000
Gains (losses) on exchange differences on translation, before tax	2,200,000	(8,900,000)	€ (35,900,000)
Gains (losses) on hedges of net investments in foreign operations, net of tax	3,400,000	8,100,000	35,400,000
Other comprehensive (loss)/income for the year	7,500,000	(11,300,000)	(23,100,000)
Equity attributable to owners of parent	2,059,900,000	1,852,600,000
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied	47,600,000	47,600,000
Translation reserve
Disclosure of reserves within equity [line items]
Equity attributable to owners of the parent (restated)		83,200,000
Other comprehensive (loss)/income for the year	5,600,000	(800,000)	(500,000)
Equity attributable to owners of parent	88,800,000	83,200,000	84,000,000	€ 84,500,000
GBP net investments [Member]
Disclosure of reserves within equity [line items]
Gains (losses) on exchange differences on translation, net of tax	€ 3,700,000.0	€ 8,700,000.0	€ 44,200,000.0